Short-term Bank Loans	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Short-term Bank Loans

8. Short-term Bank Loans

As of December 31, 2024 and 2023, short-term bank loans consisted of the following:

	As of December 31,
	2024	2023
Trade financing	$1,510,249	$1,195,149

On September 22, 2023, a bank in Singapore extended to the Group banking facilities comprising (i) trade financing, with an interest rate of 3.25% per annum above the bank’s Cost of Funds, and (ii) a revolving short-term loan, with an interest rate of 3.75% per annum above the bank’s Cost of Funds, with a combined limit of $1,500,000. Both facilities had a tenor of up to 60 days from the date of drawdown. As of December 31, 2023, only the trade financing facilities were drawn down, with an outstanding balance of $1,195,149. On September 24, 2024, the short-term bank loans outstanding as at December 31, 2023 were fully repaid.

On July 11, 2024, a financial institution in Singapore, granted the Group another banking facilities for 12 months through July 2025, comprising (i) a trade financing facility of US$2,000,000, with an interest rate of 1.65% per annum over the bank’s cost of funds and a financing period of up to 45 days for supplier invoices, and (ii) a foreign exchange facility of US$2,000,000, with a maximum tenor of 3 months. As of December 31, 2024, only the trade financing facilities were drawn down, with an outstanding balance of $1,510,249. On January 21, 2025, the short-term bank loans outstanding as at December 31, 2024 were fully repaid.   In addition, subsequent to December 31, 2024 and through March 31, 2025, the Group drawn down approximately US$4.1 million and repaid approximately US$5.6 million. The banking facilities were guaranteed by the Company’s Chief Executive Officer.

No other significant covenants were noted in the Group’s banking facilities.

For the years ended December 31, 2024, 2023 and 2022, the weighted average annual interest rates for the short-term bank loans were approximately 8.0%, 9.0% and nil, respectively. Interest expenses for the years ended December 31, 2024, 2023 and 2022, was $75,060, $18,280 and $nil, respectively.

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements